Janus Henderson High-Yield Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	4.51%	6.53%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.68%	2.32%	4.61%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.14%	2.58%	4.41%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.71%	3.12%	4.96%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.13%	3.52%	5.40%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.24%	3.68%	5.51%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.44%	2.86%	4.69%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.10%	0.94%	2.80%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.24%	1.48%	2.93%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.98%	3.39%	5.25%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.